Jul. 03, 2017

John Hancock Funds II
John Hancock Technical Opportunities Fund (the fund)

Supplement dated July 1, 2017 to the current Class R6 share prospectus (the prospectus), as may be supplemented

Effective July 1, 2017, the Fees and expenses table and the Expense example table in the "Fund summary" section for the fund are revised and restated as follows:

FEES AND EXPENSES

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (%) (fees paid directly from your investment)	R6
Maximum front-end sales charge (load)	None
Maximum deferred sales charge (load)	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	R6
Management fee[1]	0.80
Other expenses[2]	0.08
Total annual fund operating expenses	0.88
[1] "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2017
[2] Transfer agency fees have been estimated for the first year of operations of the fund's Class R6 shares.

EXPENSE EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then, except as shown below, assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	R6
1 year	90
3 years	281
5 years	488
10 years	1,084